SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2023	Dec. 31, 2022
Year End Spot Rate [Member]
ScheduleofCurrencyExchangeRatesLineItem [Line Items]
Foreign exchange rate	30.6200	30.7300
Year End Spot Rate [Member] | China, Yuan Renminbi
ScheduleofCurrencyExchangeRatesLineItem [Line Items]
Foreign exchange rate	7.0978	6.8972
Average Rate [Member]
ScheduleofCurrencyExchangeRatesLineItem [Line Items]
Foreign exchange rate	31.1525	29.7963
Average Rate [Member] | China, Yuan Renminbi
ScheduleofCurrencyExchangeRatesLineItem [Line Items]
Foreign exchange rate	7.0803	6.7290